Prepaid Expenses, Taxes and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses Taxes And Other Current Assets
Schedule of Prepaid Expenses, Taxes and Other Current Assets
	2019	2018
Advance payment to suppliers	96,717	-
Prepaid expenses	-	12,000
	96,717	12,000